Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
Health Care - 98.5%
Adaptimmune Therapeutics PLC*(1)	35,241	$329,503
Adverum Biotechnologies, Inc.*	16,434	275,598
Agenus, Inc.*	100,361	305,097
Akebia Therapeutics, Inc.*	31,293	349,543
Akero Therapeutics, Inc.*	14,425	506,462
Alector, Inc.*	11,960	187,413
Allakos, Inc.*	5,159	387,286
Allogene Therapeutics, Inc.*	8,650	317,196
AnaptysBio, Inc.*	18,899	339,426
Apellis Pharmaceuticals, Inc.*	11,299	292,531
Applied Therapeutics, Inc.*	8,605	222,009
Aprea Therapeutics, Inc. (Sweden)*	11,435	313,662
Arcus Biosciences, Inc.*	12,599	247,948
Arcutis Biotherapeutics, Inc.*	13,718	366,271
Ardelyx, Inc.*	53,159	300,348
Arena Pharmaceuticals, Inc.*	5,707	350,353
Arrowhead Pharmaceuticals, Inc.*	10,705	461,064
Arvinas, Inc.*	11,162	351,603
Ascendis Pharma A/S (Denmark)*(1)	2,511	345,539
Assembly Biosciences, Inc.*	16,776	372,427
Atara Biotherapeutics, Inc.*	37,341	462,655
Athenex, Inc.*	28,531	302,714
Atreca, Inc. Class A*	20,086	260,114
Avrobio, Inc.*	15,955	270,437
Axsome Therapeutics, Inc.*	4,839	345,166
BioCryst Pharmaceuticals, Inc.*	81,644	332,291
Biohaven Pharmaceutical Holding Co., Ltd.*	5,318	340,565
BioNTech SE (Germany)*(1)	7,212	592,177
Bioxcel Therapeutics, Inc.*	7,372	334,394
Black Diamond Therapeutics, Inc.*	10,134	281,928
Bluebird Bio, Inc.*	5,478	332,515
Bridgebio Pharma, Inc.*	12,211	343,618
Calithera Biosciences, Inc.*	68,543	322,152
Cara Therapeutics, Inc.*	23,281	382,740
CEL-SCI Corp.*	27,116	339,221
ChemoCentryx, Inc.*	5,386	283,896
Compugen Ltd. (Israel)*	25,176	362,786
Constellation Pharmaceuticals, Inc.*	10,157	273,122
Corbus Pharmaceuticals Holdings, Inc.*	50,694	317,851
Cortexyme, Inc.*	7,784	310,192
Crinetics Pharmaceuticals, Inc.*	22,026	305,721
CRISPR Therapeutics AG (Switzerland)*	5,844	499,428
Cue Biopharma, Inc.*	13,718	259,407
Cytokinetics, Inc.*	16,388	354,309
CytomX Therapeutics, Inc.*	44,006	308,482
Deciphera Pharmaceuticals, Inc.*	6,459	299,504
Denali Therapeutics, Inc.*	14,174	331,955
Dicerna Pharmaceuticals, Inc.*	17,461	375,412
Dynavax Technologies Corp.*	61,331	497,394
Editas Medicine, Inc.*	12,987	381,298
Eidos Therapeutics, Inc.*	7,669	307,527
Fate Therapeutics, Inc.*	11,389	356,134
FibroGen, Inc.*	9,176	371,353
Frequency Therapeutics, Inc.*	17,575	371,536
G1 Therapeutics, Inc.*	18,991	278,598
Geron Corp.*	216,199	343,756
Gossamer Bio, Inc.*	28,554	340,364
Harpoon Therapeutics, Inc.*	19,858	218,637
Homology Medicines, Inc.*	23,579	310,064
IGM Biosciences, Inc.*	5,592	281,054
Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
ImmunoGen, Inc.*	79,795	$327,957
Intellia Therapeutics, Inc.*	18,100	322,361
Intra-Cellular Therapies, Inc.*	17,392	344,796
Iovance Biotherapeutics, Inc.*	11,869	345,032
Kadmon Holdings, Inc.*	76,646	280,524
Karuna Therapeutics, Inc.*	3,766	308,059
Kezar Life Sciences, Inc.*	72,378	316,292
Kiniksa Pharmaceuticals Ltd. Class A*	16,274	317,669
Kodiak Sciences, Inc.*	6,026	279,185
Krystal Biotech, Inc.*	7,784	321,401
Kura Oncology, Inc.*	21,479	353,115
MacroGenics, Inc.*	17,484	444,094
Madrigal Pharmaceuticals, Inc.*	3,287	337,279
Marinus Pharmaceuticals, Inc.*	146,559	246,219
MEI Pharma, Inc.*	100,361	278,502
MeiraGTx Holdings PLC*	26,545	344,820
Mersana Therapeutics, Inc.*	17,574	349,371
Mirati Therapeutics, Inc.*	3,424	415,365
Mirum Pharmaceuticals, Inc.*	19,835	437,957
Moderna, Inc.*	5,660	419,406
Molecular Templates, Inc.*	24,743	271,431
MyoKardia, Inc.*	3,721	335,374
Myovant Sciences Ltd.*	20,817	316,418
NextCure, Inc.*	14,745	131,525
NGM Biopharmaceuticals, Inc.*	16,913	309,339
Novavax, Inc.*	7,692	1,100,725
Odonate Therapeutics, Inc.*	9,244	336,204
Orchard Therapeutics PLC (United Kingdom)*(1)	45,787	235,345
Ovid therapeutics, Inc.*	66,717	430,325
Oyster Point Pharma, Inc.*	12,188	272,646
Phathom Pharmaceuticals, Inc.*	7,076	235,348
Precision BioSciences, Inc.*	46,836	297,877
Prevail Therapeutics, Inc.*	22,460	336,226
Principia Biopharma, Inc.*	5,775	482,790
Protagonist Therapeutics, Inc.*	21,639	340,382
Prothena Corp. PLC (Ireland)*	36,223	443,370
Provention Bio, Inc.*	24,401	253,526
RAPT Therapeutics, Inc.*	16,274	351,518
Reata Pharmaceuticals, Inc. Class A*	2,146	316,964
REGENXBIO, Inc.*	9,952	329,411
Relmada Therapeutics, Inc.*	7,463	271,429
REVOLUTION Medicines, Inc.*	9,701	233,988
Rhythm Pharmaceuticals, Inc.*	17,484	336,043
Rigel Pharmaceuticals, Inc.*	194,583	447,541
Rocket Pharmaceuticals, Inc.*	19,310	454,364
Rubius Therapeutics, Inc.*	57,793	283,764
Sangamo Therapeutics, Inc.*	31,864	345,087
Selecta Biosciences, Inc.*	130,696	311,057
Sorrento Therapeutics, Inc.*	75,984	677,777
SpringWorks Therapeutics, Inc.*	8,149	347,392
Syndax Pharmaceuticals, Inc.*	22,596	318,830
Syros Pharmaceuticals, Inc.*	39,578	375,595
TG Therapeutics, Inc.*	20,382	399,080
Translate Bio, Inc.*	23,395	355,370
Tricida, Inc.*	13,718	183,547
Turning Point Therapeutics, Inc.*	5,728	339,269
uniQure NV (Netherlands)*	5,547	231,476
Verastem, Inc.*	199,010	266,673
Viela Bio, Inc.*	7,486	274,062

Schedule of Investments - Virtus LifeSci Biotech Clinical Trials ETF (continued)

July 31, 2020 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Health Care (continued)
Viking Therapeutics, Inc.*	48,320	$339,206
Vir Biotechnology, Inc.*	10,226	488,394
Voyager Therapeutics, Inc.*	28,874	319,635
WaVe Life Sciences Ltd.*	36,361	319,250
XBiotech, Inc.*	26,340	382,984
Xencor, Inc.*	12,325	370,859
Xenon Pharmaceuticals, Inc. (Canada)*	29,170	318,828
Y-mAbs Therapeutics, Inc.*	8,309	291,895
ZIOPHARM Oncology, Inc.*	112,619	334,478
Zymeworks, Inc. (Canada)*	10,248	312,871
Total Health Care		44,050,638
Materials - 0.9%
Amyris, Inc.*	90,045	385,392
Total Common Stocks
(Cost $47,244,222)		44,436,030
RIGHT - 0.0%(2)
Health Care - 0.0%(2)
BioNTech SE (Germany), expiring 08/14/20*
(Cost $–)	7,212	0
TOTAL INVESTMENTS - 99.4%
(Cost $47,244,222)		44,436,030
Other Assets in Excess of Liabilities - 0.6%		267,008
Net Assets - 100.0%		$44,703,038

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Amount rounds to less than 0.05%.

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$44,436,030	$—	$—	$44,436,030
Right	—	0	—	0
Total	$44,436,030	$—	$—	$44,436,030